CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities
Net income (loss)	$ (93,984)	$ 1,379,868	$ 546,598
Net income from discontinued operations	(35,567)	(1,401,670)	(615,268)
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation of property and equipment	108,686	77,464	40,022
Amortization of acquired intangible assets and land use rights	67,233	109,422	101,491
Amortization of right-of-use assets	7,009	16,492	11,353
Expected credit loss of receivables	5,206	9,392	24,605
Loss on disposal of property and equipment, intangible assets and other long-term assets	366	2,776	169
Impairment of investments	93,632	6,186	8,870
Impairment of property and equipment	0	0	760
Impairment of intangible assets	0	0	435
Share-based compensation	33,382	92,160	76,356
Share of (income) loss in equity method investments, net of income taxes	26,217	7,634	(5,974)
(Gain) loss on disposal and deemed disposal of investments	23,762	(272,281)	0
Gain on disposal of business	(4,959)	0	(11,754)
Cash dividend received from equity investees	6,953	347	0
Deferred income taxes, net	(9,805)	12,616	(19,719)
Foreign currency exchange (gains) losses, net	13,377	17,472	(1,295)
Interest expense	9,158	64,520	30,658
Investment (income) loss	(3,630)	2,785	(4,167)
(Gain) loss on fair value changes of investments	15,435	(160,849)	(397,960)
Loss (gain) on extinguishment of debt and derivative	(5,291)	6,277	2,277
Changes in operating assets and liabilities, net of business acquisition and disposal of subsidiaries
Accounts receivable	28,064	(55,753)	(16,491)
Interest receivables recorded in financing receivables	23	(368)	(1,991)
Prepayments and other assets	(8,082)	(32,827)	(23,692)
Amounts due from related parties	(20,702)	(2,233)	(33,044)
Lease liabilities	(7,930)	(15,085)	(11,283)
Amounts due to related parties	2,761	4,379	3,297
Accounts payable	(18,516)	(11,768)	(3,830)
Deferred revenue	(3,150)	38,994	(1,053)
Advances from customers	2,623	(1,352)	383
Income taxes payable	3,388	(3,431)	8,885
Accrued liabilities and other current liabilities	(89,532)	106,116	113,777
Net cash (used in) provided by continuing operating activities	146,127	(2,717)	(177,585)
Net cash provided by discontinued operating activities	64,289	497,863	843,713
Net cash provided by operating activities	210,416	495,146	666,128
Cash flows from investing activities
Placements of short-term deposits	(1,707,825)	(1,193,968)	(1,609,116)
Maturities of short-term deposits	1,483,449	1,358,884	641,125
Placements of short-term investments	(1,970,387)	(909,531)	(700,937)
Maturities of short-term investments	1,507,304	926,590	319,973
Placements of derivative financial instruments	(4,211)	0	(1,572)
Purchase of property and equipment	(70,820)	(150,970)	(123,925)
Purchase of intangible assets and land use right	(114,057)	(1,974)	(6,919)
Purchase of other non-current assets	(1,600)	(9)	(19,159)
Prepayments for investments	0	0	(76)
Cash paid for investments	(89,681)	(206,559)	(79,645)
Cash received from disposal of investments	156,479	826,750	23,735
Cash distribution received from equity investees	0	11,652	0
Acquisition of businesses, net of cash, cash equivalents and restricted cash acquired	7,049	(4,673)	(240,470)
Deconsolidation and disposal of a subsidiary, net of cash disposed	0	96	0
Repayments from (payments on behalf of) related parties, net	(4,537)	(333)	1,780
Loans to related parties	(34,203)	(723)	(24,675)
Repayments of loans from related parties	449	0	0
Loans to employees and third parties	(9,526)	(8,135)	(6,999)
Repayments of loans from employees and third parties	1,776	28,938	20,707
Payments to originate financing receivables	0	0	(113,128)
Principal collection from financing receivables	240	13,307	216,141
Proceeds from disposal of property and equipment	3,244	828	305
Net cash (used in) provided by continuing investing activities	(846,857)	690,170	(1,702,855)
Net cash (used in) provided by discontinued investing activities	1,636,450	92,371	(562,834)
Net cash (used in) provided by investing activities	789,593	782,541	(2,265,689)
Cash flows from financing activities
Capital contributions from the non-controlling interest shareholders	5,508	1,526	0
Capital contributions from mezzanine equity holders	0	0	14,592
Dividends paid to shareholders	(160,143)	(64,558)	0
Dividend paid to non-controlling interests in a subsidiary	(47)	(326)	0
Purchase of non-controlling interests and redeemable non-controlling interests	(216)	(2,615)	0
Partial disposal of Huya's interests to non-controlling interest shareholders	0	0	108,569
Purchase of capped call option in relation to repurchase of common shares	0	12,264	(12,051)
Proceeds from bank borrowings	39,676	155,708	225,040
Repayment of bank borrowings	(147,618)	(132,850)	(147,248)
Repurchase of common shares	(398,637)	(106,024)	(24,395)
Proceeds from issuance of convertible bonds, net of issuance costs	0	0	901,287
Repayment of convertible bonds	0	0	(977)
Cash paid on extinguishment of convertible bonds	(62,059)	0	0
Deemed contribution from Huya	0	141	1,469
Net cash provided by (used in) continuing financing activities	(723,536)	(136,734)	1,066,286
Net cash provided by discontinued financing activities	0	1,232	308,219
Net cash provided by (used in) financing activities	(723,536)	(135,502)	1,374,505
Net (decrease) increase in cash, cash equivalents and restricted cash	276,473	1,142,185	(225,056)
Cash, cash equivalents and restricted cash at the beginning of the year	1,819,571	652,427	874,844
Effect of exchange rate changes on cash, cash equivalents and restricted cash	38,448	24,959	2,639
Cash, cash equivalents and restricted cash at the end of the year	2,134,492	1,819,571	652,427
Less: Cash, cash equivalents and restricted cash of held for sales at the end of the year	0	31,600	169,764
Cash, cash equivalents and restricted cash of continuing operations at the end of the year	2,134,492	1,787,971	482,663
Supplemental disclosure of cash flows information of continuing operation:
-Cash paid for interest, net of amounts capitalized	(15,485)	(14,324)	(7,762)
-Income taxes paid	(29,929)	(67,796)	(71,510)
Supplemental disclosures of non-cash investing and financing activities of continuing operation:
-Acquisition of property and equipment	10,407	15,946	16,811
-Disposal of investments and business	$ 819	0	53,251
-Common shares issued for the acquisition of Bigo		$ 0	$ 1,149,076